RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

a.	Name of related parties

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming

b.	Due from related parties

Due from related parties consisted of the following:

Name	March 31, 2024	September 30, 2023
181 Degree Holding Sdn Bhd	$21	$-
Chan Foong Ming	-	1,094
Chan Chee Hong	-	45,000
Infinity Elements Sdn Bhd	43,374	66,187

Total	$43,395	$112,281

As of March 31, 2024 and September 30, 2023, the balances due from Chan Foong Ming and Chan Chee Hong were short-term advances, unsecured, bear no interest and were payable upon demand, and the balance due from Infinity Elements Sdn Bhd was ordinary trade in nature between Media Elements Sdn Bhd and Infinity Elements Sdn Bhd.

c.	Due to related parties

Due to related parties consisted of the following:

Name	March 31, 2024	September 30, 2023
Bizguide Corporate Service Sdn Bhd	$27	$1,892
KH Advisory Sdn Bhd	-	937
180 Degrees Strategic Communications Sdn Bhd	135,046	132,774
181 Degree Holding Sdn Bhd	-	5,965
Chan Foong Ming	65,627	-
Choo Keam Hui	38,398	-
Chan Chee Hong	-	105,268
Total	$239,098	$246,836

As of March 31, 2024, the balance due to Chan Foong Ming and Choo Keam Hui were short-term advances, unsecured, bearing no interest and payable upon demand, and the balance due to 180 Degrees Strategic Communications Sdn Bhd was ordinary trade in nature.

As of September 30, 2023, the balance due to Bizguide Corporate Service Sdn Bhd and KH Advisory Sdn Bhd was the fee to be paid for secretarial and tax consulting services, and the balance due to 180 Degree Holding Sdn Bhd and 180 Degrees Strategic Communications Sdn Bhd was ordinary trade in nature.

d.	Revenue from a related party

In May 2021, the Company started to provide payment solution services to merchants by referring them to VE Services. As of March 31, 2024 and September 30, 2023, the Company referred 39 and 37 merchants to VE Services for payment processing and earned an accumulative total in commission fees of $2,763 and $7,566, respectively, which were reported as revenue from payment solution services in the consolidated financial statements.

e.	Office leases

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424). In the end of April 2022, the Company terminated the sub-tenancy agreements with Zenapp.